Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	1,118,822	961,802	1,197,542
Deferred tax	(40,527)	(271,969)	(192,091)
Total	1,078,295	689,833	1,005,451

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(6.26)%	(6.70)%	(6.45)%
Research & development super deduction	(0.96)%	(1.87)%	(2.66)%
Non-deductible expenses	1.48%	1.70%	1.57%
Non-taxable income	—	(0.03)%	0.00%
Different tax rates of operations in other jurisdictions	(3.34)%	(0.42)%	(0.07)%
Valuation allowance on deferred tax assets	—	0.07%	0.09%
True up (1)	0.04%	(4.05)%	0.04%
	15.96%	13.70%	17.52%

Note (1): WFOE applied for the Key Software Enterprise status in early 2020. After the approval by the relevant tax authority in September 2020, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2019, resulting in an income tax expense decrease of RMB200,683 for the year ended December 31,2020.

Schedule of effect of the tax holiday on the income per share

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	422,996	538,014	370,178
Income per share effect- basic	0.54	0.68	0.45
Income per share effect- diluted	0.54	0.68	0.45

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	139,153	334,833
Net loss carryforward	461,305	455,944
Financial subsidy	6,266	9,739
Depreciation for property and equipment	74,429	96,565
Unrealized gain from intragroup transactions	32,160	34,112
Provision for allowance for credit losses	14,903	24,081
Deferred tax assets in subtotal	728,216	955,274
Valuation allowance on deferred tax assets	(7,655)	(20,426)
Total deferred tax assets	720,561	934,848

Deferred tax liabilities:
Difference in basis of land use rights	(141,960)	(138,444)
Difference in basis of property and equipment	(105,202)	(147,109)
Difference in basis of intangible assets	(6,925)	(5,903)
Unrealized investment gain	(900)	(900)
Total deferred tax liabilities	(254,987)	(292,356)